UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21549
                                                     ---------

                          Energy Income and Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

                                                                                                              MARKET
   SHARES                                           DESCRIPTION (a)                                            VALUE
------------   ----------------------------------------------------------------------------------------   --------------
MASTER LIMITED PARTNERSHIPS - 159.7%

               OIL, GAS & CONSUMABLE FUELS - 159.7%
     225,090   Abraxas Energy Partners, L.P. (b) (c) (d) ..............................................   $    3,749,998
      56,540   Alliance Holdings GP, L.P. .............................................................        1,424,808
     278,290   Alliance Resource Partners, L.P. .......................................................        9,325,498
     131,300   Atlas Pipeline Partners, L.P. ..........................................................        6,092,320
      51,210   Capital Product Partners L.P. ..........................................................        1,483,554
     465,471   Clearwater Natural Resources, L.P. (b) (c) .............................................        6,516,594
     586,402   Copano Energy, LLC .....................................................................       22,863,814
     106,910   Crosstex Energy, L.P. (b) (d) ..........................................................        3,551,807
     317,272   Crosstex Energy, L.P. ..................................................................       11,231,429
     187,565   DCP Midstream Partners, L.P. (b) (c) ...................................................        8,331,941
      23,912   Enbridge Energy Partners, L.P. .........................................................        1,219,273
     567,370   Energy Transfer Partners, L.P. .........................................................       29,525,935
     597,388   Enterprise Product Partners, L.P. ......................................................       17,628,920
      88,709   EV Energy Partner, L.P (b) (c) .........................................................        3,161,527
     107,143   Global Partners, L.P. (b) ..............................................................        3,138,336
      73,100   Hiland Partners, L.P. ..................................................................        3,655,731
     250,000   Holly Energy Partners, L.P. ............................................................       11,380,000
     148,000   Inergy Holdings, L.P. ..................................................................        6,657,040
     385,275   Inergy, L.P. ...........................................................................       12,548,407
     312,521   Kinder Morgan Energy Partners, L.P. ....................................................       15,716,681
     143,633   Linn Energy, LLC (b) (c) ...............................................................        4,674,671
      69,994   Linn Energy, LLC Class D (b) (c) .......................................................        2,168,001
     437,756   Magellan Midstream Partners, L.P. ......................................................       18,823,508
     456,756   MarkWest Energy Partners, L.P. .........................................................       14,561,381
      25,477   Martin Midstream Partners, L.P. ........................................................          976,788
     256,338   Natural Resource Partners, L.P. ........................................................        8,395,070
     170,126   NuStar Energy L.P. .....................................................................       10,586,941
     564,516   Plains All American Pipeline, L.P. .....................................................       32,487,896
      52,600   Regency Energy Partners, L.P. ..........................................................        1,683,200
      14,632   Targa Resources Partners L.P ...........................................................          438,960
      14,000   Teekay LNG Partners, L.P. ..............................................................          489,580
     214,319   U.S. Shipping Partners, L.P. ...........................................................        4,237,243
     178,600   Williams Partners, L.P. ................................................................        7,963,774
                                                                                                          --------------

               TOTAL MASTER LIMITED PARTNERSHIPS ......................................................      286,690,626
               (Cost $157,965,216)                                                                        --------------

COMMON STOCKS - 5.1%

               OIL, GAS & CONSUMABLE FUELS - 5.1%
     244,778   Abraxas Petroleum Corp. (b) (d) ........................................................          876,305
     117,869   Enbridge Energy Management, LLC (e) ....................................................        6,140,970
      44,768   Kinder Morgan Management, LLC (e) ......................................................        2,155,125
                                                                                                          --------------

               TOTAL COMMON STOCKS ....................................................................        9,172,400
               (Cost $7,813,964)                                                                          --------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)

                                                                                                              MARKET
   SHARES                                           DESCRIPTION (a)                                            VALUE
------------   ----------------------------------------------------------------------------------------   --------------
RIGHTS - 0.0%

               OIL, GAS & CONSUMABLE FUELS - 0.0%
          17   Clearwater Natural Resources, L.P. - Rights (b) (c) (d) ................................   $            0
                                                                                                          --------------

               TOTAL RIGHTS ...........................................................................                0
               (Cost $0)                                                                                  --------------

WARRANTS - 0.1%

               OIL, GAS & CONSUMABLE FUELS - 0.1%
      48,956   Abraxas Petroleum Corp. - Warrants,
                  Expiration 05/25/12 (b) (d) .........................................................          100,326
                                                                                                          --------------

               TOTAL WARRANTS .........................................................................          100,326
               (Cost $0)                                                                                  --------------

               TOTAL INVESTMENTS - 164.9% .............................................................      295,963,352
               (Cost $165,779,180) (f)

               NET OTHER ASSETS AND LIABILITIES - (23.8)% .............................................      (42,784,414)
               LOAN OUTSTANDING - (8.2)% ..............................................................      (14,750,000)
               SERIES A ENERGY NOTES OUTSTANDING - (19.0)% ............................................      (34,000,000)
               SERIES B ENERGY NOTES OUTSTANDING - (13.9)% ............................................      (25,000,000)
                                                                                                          --------------
               NET ASSETS - 100.0% ....................................................................   $  179,428,938
                                                                                                          ==============

-------------------------
      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

      (c) Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. (See Note 1C).

      (d)   Non-income producing security.

      (e) Non-income producing security which pays regular in-kind distributions.

      (f) Aggregate cost for federal income tax and financial reporting purposes.


Page 2          See Notes to Quarterly Portfolio of Investments.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO COMPONENTS (a)
AUGUST 31, 2007 (UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Marine Transport                                               2.1%
Midstream Gas                                                 43.1%
Midstream Oil                                                 34.6%
Coal                                                           8.7%
Propane                                                        6.5%
Oil & Gas                                                      5.0%

      (a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


                See Notes to Quarterly Portfolio of Investments.          Page 3

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Energy Income and Growth Fund (the "Fund") is determined daily as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, no less frequently than weekly on Friday of each week. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable, current and deferred income taxes and any borrowings of the
Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the total number of Common Shares outstanding. The Fund will rely to some extent on information provided by the master limited partnerships ("MLPs"), which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the NAV of the Fund would likely fluctuate.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using marketing information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At August 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, which is the average daily gross asset value of the Fund minus accrued liabilities (excluding the principal amount of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund currently holds the restricted securities shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued at fair value in accordance with procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                          AUGUST 31, 2007 (UNAUDITED)

                                                                        CARRYING
                                                                        VALUE PER                     MARKET
                                              ACQUISITION                 SHARE        CURRENT         VALUE        % OF
SECURITY                                          DATE        SHARES     08/31/07   CARRYING COST     08/31/07    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Abraxas Energy Partners, L.P.                   05/25/07      225,090     $16.66     $ 3,715,786    $ 3,749,998      2.09%
Clearwater Natural Resources, L.P.              08/01/05      465,471      14.00       8,601,560      6,516,594      3.63
Clearwater Natural Resources, L.P. - Rights     08/01/05           17       0.00               0              0      0.00
DCP Midstream Partners, L.P.                    06/22/07       86,705      43.46       3,704,038      3,768,026      2.10
EV Energy Partner, L.P                          06/01/07       88,709      35.64       3,016,106      3,161,527      1.76
Linn Energy, LLC                                01/30/07      117,634      32.67       2,871,780      3,842,703      2.14
Linn Energy, LLC                                08/31/07       25,999      32.00         831,968        831,968      0.46
Linn Energy, LLC Class D                        08/31/07       69,994      30.97       2,168,001      2,168,001      1.21%
                                                            ---------                -----------    -----------     -----
                                                            1,079,619                $24,909,239    $24,038,817     13.39%
                                                            =========                ===========    ===========     =====

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of August 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $132,330,332 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,146,160.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Energy Income and Growth Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       October 23, 2007
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ Mark R. Bradley
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                       October 26, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.